Merger with Pivotal Investment Corporation II	12 Months Ended
Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Merger with Pivotal Investment Corporation II

Note 4. Merger with Pivotal Investment Corporation II

On the Closing Date, pursuant to the Merger Agreement, Merger Sub merged with and into Legacy XL, with Legacy XL surviving as a wholly owned subsidiary of XL Fleet Corp. On the Closing Date, each outstanding share of common stock of Legacy XL (including each share of Legacy XL’s common stock issued as a result of the conversion of Legacy XL’s preferred stock and any conversion or exchange of Legacy XL’s convertible promissory notes) was converted into the right to receive 0.75718950 shares (“Exchange Ratio”) of Pivotal’s common stock, par value $0.0001 per share.

In connection with the consummation of the Business Combination, each outstanding share of Pivotal’s Class A common stock, par value $0.0001 per share (“Pivotal Class A Common Stock”), including (a) any shares of Pivotal’s Class B common stock, par value $0.0001 per share (“Pivotal Class B Common Stock”) that were converted into Pivotal Class A Common Stock in connection with the Merger and (b) any Pivotal units that were separated into the component securities, including Pivotal Class A Common Stock in connection with the Merger, was converted into one share of Common Stock. On the Closing Date, a number of purchasers (each, a “Subscriber”) purchased from the Company an aggregate of 15,000,000 shares of Common Stock (the “PIPE Shares”), for a purchase price of $10.00 per share and an aggregate purchase price of $150,000,000, pursuant to separate subscription agreements (each, a “Subscription Agreement” and the financing, the “PIPE”). Pursuant to the Subscription Agreements, the Company gave certain registration rights to the Subscribers with respect to the PIPE Shares. The sale of PIPE Shares was consummated concurrently with the Closing of the Merger. The Company assumed private placement warrants to purchase 4,233,333 shares of common stock, with an exercise price of $11.50 per share, and public warrants to purchase 7,666,667 shares of common stock, with an exercise price of $11.50 per share (see Note 14).

Immediately prior to the Closing Date XL Fleet Corp. filed its Second Amended and Restated Certificate of Incorporation with the Secretary of State of the State of Delaware, pursuant to which, among other things, XL Fleet Corp. (i) changed its name from Pivotal to “XL Fleet Corp.”, (ii) increased the number of shares of Pivotal Class A Common Stock it is authorized to issue to 350,000,000 shares, (iii) removed the provisions for the Pivotal Class B Common Stock (all such shares of Pivotal Class B Common Stock converted into shares of Pivotal Class A Common Stock in connection with the Business Combination) so that the Pivotal Class B Common Stock ceased to exist and the Company now has a single class of common stock (such resulting stock, the “Common Stock”), and (iv) removed the various provisions applicable only to special purpose acquisition corporations.

Each of the options to purchase Legacy XL’s common stock, whether or not exercisable and whether or not vested, and each of the warrants to purchase Legacy XL’s common stock, in each case that was outstanding immediately prior to the effective time of the Business Combination, were assumed by XL Fleet Corp. on the Closing Date and converted into an option or warrant, as the case may be, to purchase a number of shares of Common Stock equal to the number of shares subject to such option or warrant immediately prior to the effective time multiplied by the Exchange Ratio, at an exercise price equal to the exercise price immediately prior to the effective time divided by the Exchange Ratio.

Holders of Legacy XL’s outstanding convertible promissory notes were entitled to elect conversion or repayment of the principal amount of such notes, with accrued interest to be converted into shares of Legacy XL common stock. Immediately prior to the consummation of the Business Combination, the holders of such notes elected to have Legacy XL pay in cash an aggregate principal amount of $11,250,000 of such notes within three business days of the Closing Date. On the Closing Date XL Fleet Corp. issued an aggregate of 1,715,918 shares of its Common Stock upon conversion of the remaining outstanding principal amount and accrued interest.

Immediately after the consummation of the Merger and prior to the consummation of PIPE, the former stockholders and option holders of Legacy XL owned, or held rights to acquire, approximately 75.2% of the fully-diluted common stock of Company, and Pivotal’s stockholders and option holders immediately prior to the Merger owned approximately 24.8% of the fully-diluted common stock of the Company. Based on the terms of the Merger, the transaction was treated as a reverse merger of the Company by Legacy XL. The merger was accounted for as a recapitalization of Legacy XL. Under this method of accounting, Pivotal was treated as the “acquired” company for financial reporting purposes. This determination was primarily based on Legacy XL comprising the ongoing operations of the combined company, Legacy XL senior management comprising the senior management of the combined company, and that the former owners and management of Legacy XL have control of the board of directors of the combined company after the Merger. In accordance with guidance applicable to these circumstances, the Merger was considered to be a capital transaction in substance. Accordingly, for accounting purposes, the Merger was treated as the equivalent of the Company issuing shares for the net assets of Pivotal, accompanied by a recapitalization. The net assets of Pivotal will be stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the closing of the Merger will be those of the Company.

The following table reconciles the elements of the Business Combination to the consolidated statements of cash flows and the consolidated statement of changes in stockholders’ equity (deficit) for the year ended December 31, 2020 (in thousands):

Cash – Pivotal’s trust and cash (net of redemption)	$231,975
Cash – PIPE	150,000
Less: transaction costs and advisory fees paid	(29,915)
Net Business Combination and PIPE financing	$352,060